FAIR VALUE MEASUREMENTS (Details) - MedTech Acquisition Corp - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Cash held in the Trust Account	$ 153,563	$ 200,884
Assets held in Trust Account	19,827,884	250,007,295
Cash withdrawn of interest income from the Trust Account	905,000	60,000
Proceeds from trust account in connection with redemption	232,371,273
U S Treasury securities
FAIR VALUE MEASUREMENTS
Cash held in the Trust Account	19,827,884
Cash withdrawn of interest income from the Trust Account	905,000	60,000
Proceeds from trust account in connection with redemption	$ 232,371,273
Money market funds
FAIR VALUE MEASUREMENTS
Assets held in Trust Account		$ 250,007,295